UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21178

Name of Fund: BlackRock Municipal Income Quality Trust (BYM)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Municipal Income Quality Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2013

Date of reporting period: 05/31/2013

Item 1	–	Schedule of Investments

Schedule of Investments May 31, 2013 (Unaudited)	BlackRock Municipal Income Quality Trust (BYM)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Alabama – 3.9%
Alabama Special Care Facilities Financing Authority-Birmingham, RB, Children’s Hospital (AGC),
6.00%, 6/01/39	$1,495	$1,761,155
Alabama State Port Authority, Refunding RB, Docks Facilities,
6.00%, 10/01/40	3,800	4,412,218
Birmingham Airport Authority, ARB, (AGM),
5.50%, 7/01/40	5,800	6,395,718
City of Birmingham, GO, CAB, Series A,
5.00%, 3/01/43(a)	780	694,871
County of Jefferson, RB, Series A,
4.75%, 1/01/25	2,800	2,657,620

		15,921,582

Alaska – 0.6%
Alaska Housing Finance Corp., Refunding MRB, Series A,
4.13%, 12/01/37	1,390	1,413,713
Alaska Industrial Development & Export Authority, RB, Providence Health Services, Series A,
5.50%, 10/01/41	1,070	1,221,812

		2,635,525

Arizona – 0.5%
State of Arizona, COP, Department of Administration, Series A (AGM):
5.00%, 10/01/27	1,500	1,673,190
5.25%, 10/01/28	250	281,908

		1,955,098

California – 23.5%
California Health Facilities Financing Authority, RB, Series A:
St. Joseph Health System, 5.75%, 7/01/39	625	728,244
Sutter Health, 5.00%, 8/15/52	1,550	1,649,324
California Infrastructure & Economic Development Bank, RB, Bay Area Toll Bridges, First Lien, Series A (AMBAC),
5.00%, 1/01/28(b)	10,100	13,097,680
California State Public Works Board, RB, Judicial Council Projects, Series A,
5.00%, 3/01/38	3,280	3,509,633
California Statewide Communities Development Authority, RB, Kaiser Permanente, Series A,
5.00%, 4/01/42	1,620	1,755,772
Coast Community College District, GO, CAB, Election of 2002, Series C:
5.00%, 8/01/31(a)	7,450	7,985,431
5.33%, 8/01/36(c)	4,200	1,242,024
Golden State Tobacco Securitization Corp., RB, Series 2003-A-1(b):
6.63%, 6/01/13	5,000	5,000,000
6.75%, 6/01/13	13,000	13,000,000
Metropolitan Water District of Southern California, RB, Series B-1 (NPFGC),
5.00%, 10/01/13(b)	16,745	17,013,757
Monterey Peninsula Community College District, GO, CAB, Series C (AGM)(c):
5.02%, 8/01/31	13,575	5,513,893
5.05%, 8/01/32	14,150	5,442,232
Orange County Sanitation District, COP, Series B (AGM),
5.00%, 2/01/31	2,500	2,749,675
San Diego California Unified School District, GO, CAB, Election of 2008, Series C,
4.87%, 7/01/38(c)	2,000	598,240
San Diego California Unified School District, GO, Refunding, CAB(c):
Series R-1, 4.40%, 7/01/30	5,995	2,850,263
Series R-1, 4.53%, 7/01/31	1,400	622,776
San Jose Unified School District, GO, Election of 2002, Series B (NPFGC),
5.00%, 8/01/15(b)	2,350	2,582,415
State of California, GO,
5.00%, 4/01/42	5,000	5,430,750
State of California, GO, Refunding,
5.00%, 10/01/41	1,100	1,191,839
Ventura County Public Financing Authority, RB, Series A,
5.00%, 11/01/43	2,150	2,313,744
Yosemite Community College District, GO, CAB, Election of 2004, Series D,
4.90%, 8/01/37(c)	10,000	3,104,000

		97,381,692

Colorado – 0.5%
Colorado State Board of Governors, Refunding RB, Series A,
5.00%, 3/01/43	875	1,033,182

BLACKROCK MUNICIPAL INCOME QUALITY TRUST	MAY 31, 2013	1

Schedule of Investments (continued)	BlackRock Municipal Income Quality Trust (BYM)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Colorado (concluded)
Regional Transportation District, COP, Refunding, Series A,
5.38%, 6/01/31	$960	$1,069,949

		2,103,131

District of Columbia – 2.3%
District of Columbia Tobacco Settlement Financing Corp., Refunding RB, Asset Backed,
6.75%, 5/15/40	9,500	9,666,155

Florida – 12.4%
Broward County Florida School Board, COP, Series A (AGM),
5.25%, 7/01/33	1,400	1,559,544
Broward County Florida Water & Sewer Utility Revenue, Refunding RB, Series A,
5.25%, 10/01/34	6,750	7,712,010
City of Jacksonville Florida Transit, Refunding RB, Series A,
5.00%, 10/01/30	320	363,379
Duval County School Board, COP, Master Lease Program (AGM),
5.00%, 7/01/33	3,475	3,790,009
Florida Department of Environmental Protection, RB, Series B (NPFGC),
5.00%, 7/01/27	6,150	6,835,172
Florida Housing Finance Corp., RB, Homeowner Mortgage, Series 3 (Ginnie Mae, Fannie Mae, Freddie Mac),
5.45%, 7/01/33	3,800	4,081,998
Miami-Dade County, RB, CAB, Sub-Series A (NPFGC),
5.23%, 10/01/38(c)	22,270	6,023,144
Miami-Dade County, Refunding RB, Special Obligation, Series B:
4.00%, 10/01/37	4,000	3,872,200
5.00%, 10/01/37	780	847,821
Miami-Dade County Florida Aviation, Refunding ARB:
Series A, 5.50%, 10/01/36	5,000	5,685,000
Miami International Airport, Series A-1, 5.50%, 10/01/41	5,000	5,600,400
Miami-Dade County Florida Transit System Sales Surtax, RB (AGM),
5.00%, 7/01/35	1,300	1,403,662
Sarasota County Public Hospital District, RB, Sarasota Memorial Hospital Project, Series A,
5.63%, 7/01/39	300	327,096
South Florida Water Management District, COP (AMBAC),
5.00%, 10/01/36	1,000	1,076,240
Tohopekaliga Water Authority, Refunding RB, Series A,
5.25%, 10/01/36	2,000	2,260,260

		51,437,935

Georgia – 2.5%
Burke County Development Authority, Refunding RB, Oglethorpe Power, Vogtle Project, Series C,
5.70%, 1/01/43	1,250	1,363,600
City of Atlanta Georgia Department of Aviation, Refunding GARB, Series C,
6.00%, 1/01/30	7,500	9,078,000

		10,441,600

Hawaii – 1.4%
State of Hawaii Harbor System, RB, Series A,
5.50%, 7/01/35	5,000	5,723,550

Illinois – 1.4%
Chicago Board of Education, GO, Series A,
5.50%, 12/01/39	2,590	2,881,427
Chicago Park District, GO, Harbor Facilities, Series C,
5.25%, 1/01/40	600	666,012
Chicago Transit Authority, RB,
5.25%, 12/01/36	650	726,420
Cook County Forest Preserve District, GO, Series C,
5.00%, 12/15/37	360	400,349
Cook County Forest Preserve District, GO, Refunding, Limited Tax Project, Series B,
5.00%, 12/15/37	310	343,480
Railsplitter Tobacco Settlement Authority, RB,
6.00%, 6/01/28	710	846,576

		5,864,264

Indiana – 2.0%
Indiana Finance Authority, RB, First Lien, CWA Authority Project, Series A,
5.25%, 10/01/38	1,100	1,246,542
Indiana Municipal Power Agency, RB, Series B,
5.75%, 1/01/34	450	461,916

2	BLACKROCK MUNICIPAL INCOME QUALITY TRUST	MAY 31, 2013

Schedule of Investments (continued)	BlackRock Municipal Income Quality Trust (BYM)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Indiana (concluded)
Indianapolis Local Public Improvement Bond Bank, Refunding RB, Waterworks Project, Series A (AGC),
5.50%, 1/01/38	$5,750	$6,368,412

		8,076,870

Iowa – 1.3%
Iowa Finance Authority Health Facilities, RB, Series A (AGC),
5.63%, 8/15/37	5,000	5,514,450

Kentucky – 0.4%
Kentucky State Property & Building Commission, Refunding RB, Project No. 93 (AGC),
5.25%, 2/01/29	1,500	1,670,220

Louisiana – 3.4%
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, East Baton Rouge Sewerage Commission Projects, Series A:
5.00%, 2/01/43	1,550	1,673,178
4.00%, 2/01/48	1,550	1,434,789
Parish of St. Charles Louisiana Gulf Opportunity Zone, RB, Valero Energy Corp.,
4.00%, 12/01/40(d)	1,000	1,081,640
Parish of St. John the Baptist Louisiana, RB, Marathon Oil Corp., Series A,
5.13%, 6/01/37	1,750	1,844,587
State of Louisiana Gasoline & Fuels Tax Revenue, RB, Series A,
5.00%, 5/01/31	7,500	8,222,250

		14,256,444

Michigan – 2.3%
City of Detroit Michigan Sewage Disposal System, Refunding RB, Second Lien, Series E (BHAC),
5.75%, 7/01/31	3,000	3,409,710
Lansing Board of Water & Light, RB, Series A,
5.50%, 7/01/41	1,100	1,263,713
Michigan State Building Authority, Refunding RB, Facilities Program:
Series I-A, 5.38%, 10/15/36	2,000	2,253,020
Series I-A, 5.38%, 10/15/41	800	893,856
Series II-A, 5.38%, 10/15/36	1,500	1,693,230

		9,513,529

Mississippi – 0.2%
Medical Center Educational Building Corp., RB, University of Mississippi Medical Center Facilities Expansion & Renovation Project, Series A,
5.00%, 6/01/41	770	848,509

Missouri – 0.3%
Missouri State Health & Educational Facilities Authority, Refunding RB, CoxHealth, Series A,
5.00%, 11/15/44	1,160	1,238,868

Nebraska – 2.5%
Central Plains Energy Project, RB, Gas Project No. 3,
5.25%, 9/01/37	9,345	10,334,262

Nevada – 1.1%
Clark County Nevada, ARB, Las Vegas-McCarran International Airport, Series A (AGM),
5.25%, 7/01/39	4,100	4,515,986

New Jersey – 3.7%
New Jersey Transportation Trust Fund Authority, RB, Transportation System:
CAB, Series A, 4.99%, 12/15/38(c)	5,845	1,660,038
CAB, Series A, 5.03%, 12/15/40(c)	10,000	2,546,000
CAB, Series C (BHAC), 3.92%, 12/15/27(c)	8,000	4,549,520
Series A, 5.50%, 6/15/41	3,000	3,413,940
Series A, 5.00%, 6/15/42	3,000	3,228,000

		15,397,498

New York – 1.8%
Hudson Yards Infrastructure Corp., RB, Series A,
5.75%, 2/15/47	770	888,172
New York City Transitional Finance Authority, BARB, Fiscal 2009, Series S-4,
5.50%, 1/15/33	1,950	2,256,150
New York State Dormitory Authority, ERB, Series B,
5.75%, 3/15/36	1,300	1,547,949

BLACKROCK MUNICIPAL INCOME QUALITY TRUST	MAY 31, 2013	3

Schedule of Investments (continued)	BlackRock Municipal Income Quality Trust (BYM)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York (concluded)
New York State Thruway Authority, Refunding RB, Series I,
5.00%, 1/01/37	$2,300	$2,525,193

		7,217,464

North Carolina – 0.7%
North Carolina Medical Care Commission, RB, Novant Health Obligation, Series A,
4.75%, 11/01/43	2,875	3,030,997

Ohio – 0.9%
Allen County, Refunding RB, Catholic Healthcare Partners, Series A,
5.00%, 5/01/42	2,875	3,104,425
Lucas County Ohio Hospital, Refunding RB, Promedica Healthcare, Series A,
6.50%, 11/15/37	610	751,471

		3,855,896

Pennsylvania – 0.6%
Pennsylvania Turnpike Commission, RB:
Sub-Series A1, 5.00%, 12/01/43	1,550	1,635,126
Subordinate Special, Motor License Fund, Series A, 6.00%, 12/01/36	625	743,163

		2,378,289

Puerto Rico – 3.4%
Puerto Rico Sales Tax Financing Corp., RB, First Sub-Series A:
6.38%, 8/01/39	5,300	5,969,231
5.50%, 8/01/42	3,450	3,642,510
Puerto Rico Sales Tax Financing Corp., Refunding RB, CAB, Senior Series C,
5.52%, 8/01/39(c)	17,625	4,239,694

		13,851,435

South Carolina – 1.4%
South Carolina State Jobs-EDA, Refunding RB, Palmetto Health Alliance, Series A (AGM),
6.50%, 8/01/39	260	311,095
South Carolina State Ports Authority, RB,
5.25%, 7/01/40	5,000	5,491,950

		5,803,045

Tennessee – 0.3%
Memphis Center City Revenue Finance Corp., RB, Sub-Pyramid & Pinch District, Series B (AGM),
5.25%, 11/01/30	1,240	1,413,464

Texas – 29.1%
City of San Antonio Texas Water System, Refunding RB (NPFGC),
5.13%, 5/15/14(b)	19,250	20,139,928
Comal ISD, GO, School Building (PSF-GTD),
5.00%, 2/01/36	2,500	2,717,275
Coppell ISD, GO, Refunding, CAB (PSF-GTD),
3.28%, 8/15/30(c)	10,030	5,730,540
Dallas/Fort Worth International Airport, ARB, Airport Improvements, Series B,
5.00%, 11/01/44(e)	12,500	13,351,000
Dallas/Fort Worth International Airport, Refunding ARB, Airport Improvements, Series C,
5.00%, 11/01/45	3,500	3,747,905
Harris County, CAB Junior Lien Series H, GO, Refunding, (NPFGC)(c):
2.66%, 8/15/25	7,485	5,422,433
3.07%, 8/15/28	10,915	6,868,045
Harris County-Houston Sports Authority, Refunding RB (NPFGC)(c):
CAB, Junior Lien, Series H, 5.97%, 11/15/38	5,785	1,293,237
CAB, Junior Lien, Series H, 5.99%, 11/15/39	6,160	1,293,600
Third Lien, Series A-3, 5.93%, 11/15/38	16,890	3,819,505
Mansfield Independent School District, GO, School Building (PSF-GTD),
5.00%, 2/15/33	2,980	3,317,187
Midland County Fresh Water Supply District No 1, Refunding RB, CAB, City of Midland Project, Series A,
4.57%, 9/15/36 (c)	2,340	816,683
North Texas Tollway Authority, Refunding RB, System First Tier Series A:
6.00%, 1/01/28	625	723,150
(NPFGC), 5.75%, 1/01/40	23,050	26,093,061
Northside ISD, GO, School Building,
5.13%, 6/15/29	9,500	9,904,795
San Antonio Public Facilities Corp., Refunding RB, Convention Center,
4.00%, 9/15/42	2,575	2,461,777

4	BLACKROCK MUNICIPAL INCOME QUALITY TRUST	MAY 31, 2013

Schedule of Investments (continued)	BlackRock Municipal Income Quality Trust (BYM)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Texas (concluded)
Texas Municipal Gas Acquisition & Supply Corp. III, RB:
5.00%, 12/15/28	$3,600	$3,844,800
5.00%, 12/15/29	2,105	2,241,320
Texas Transportation Commission, Refunding RB, Central Texas Turnpike System, First Tier, Series A,
5.00%, 8/15/41	6,250	6,657,563

		120,443,804

Washington – 2.6%
King County Washington Sewer, Refunding RB, (AGM),
5.00%, 1/01/36	2,200	2,375,736
Washington Health Care Facilities Authority, RB:
MultiCare Health Care, Series C (AGC), 5.50%, 8/15/43	4,000	4,286,960
MultiCare Health System, Series A, 5.00%, 8/15/44	1,560	1,685,299
Providence Health & Services, Series A, 5.00%, 10/01/39	500	534,235
Providence Health & Services, Series A, 5.25%, 10/01/39	675	736,776
Washington Health Care Facilities Authority, Refunding RB, Providence Health & Services, Series A,
5.00%, 10/01/42	940	1,028,661

		10,647,667

Wisconsin – 0.5%
Wisconsin Health & Educational Facilities Authority, RB, Ascension Health Senior Credit Group,
5.00%, 11/15/33	1,500	1,654,860
Wisconsin Health & Educational Facilities Authority, Refunding RB, Froedtert Health, Inc., Series A,
5.00%, 4/01/42	525	566,381

		2,221,241

Total Municipal Bonds – 107.5%		445,360,470

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts(f)
Arizona – 1.9%
Phoenix Arizona Civic Improvement Corp. Water System, RB, Junior Lien, Series A,
5.00%, 7/01/34	1,300	1,473,953
Phoenix Civic Improvement Corp., RB, Civic Plaza Expansion Project, Series A,
5.00%, 7/01/37	4,490	4,753,114
Salt River Project Agricultural Improvement & Power District, RB, Series A,
5.00%, 1/01/38	1,500	1,678,665

		7,905,732

California – 7.7%
California State University, RB, Systemwide, Series A (AGM),
5.00%, 11/01/33(g)	3,379	3,717,072
California State University, Refunding RB, Systemwide, Series A (AGM),
5.00%, 11/01/32	8,000	8,812,000
Foothill-De Anza Community College District, GO, Election of 1999, Series C (NPFGC),
5.00%, 8/01/36	7,500	8,036,325
Los Angeles Community College District California, GO, Election of 2001, Series A (AGM),
5.00%, 8/01/32	5,000	5,560,350
San Diego Community College District California, GO, Election of 2002,
5.25%, 8/01/33	449	531,744
San Diego County Water Authority, COP, Refunding, Series 2008-A (AGM),
5.00%, 5/01/33	4,870	5,406,090

		32,063,581

District of Columbia – 0.3%
District of Columbia, RB, Series A,
5.50%, 12/01/30(g)	1,080	1,303,376

Florida – 9.8%
City of Tallahassee Florida Energy System, RB (NPFGC),
5.00%, 10/01/32(g)	3,000	3,298,620
City of Tallahassee Florida, RB (NPFGC),
5.00%, 10/01/37	5,000	5,382,600

BLACKROCK MUNICIPAL INCOME QUALITY TRUST	MAY 31, 2013	5

Schedule of Investments (continued)	BlackRock Municipal Income Quality Trust (BYM)
(Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (f)	Par (000)	Value
Florida (concluded)
County of Miami-Dade Florida, RB, Water & Sewer System (AGM),
5.00%, 10/01/39	$10,101	$11,086,952
County of Miami-Dade Florida Transit System, Refunding RB,
5.00%, 7/01/42	1,950	2,114,229
Florida State Board of Education, GO, Series D,
5.00%, 6/01/37(g)	2,999	3,362,295
Highlands County Health Facilities Authority, RB, Adventist, Series C,
5.25%, 11/15/36(d)	1,800	1,989,054
Orange County School Board, COP Series A:
(AGC), 5.50%, 8/01/34	6,096	6,860,996
(NPFGC), 5.00%, 8/01/30	6,000	6,516,900

		40,611,646

Hawaii – 2.5%
Honolulu City & County Board of Water Supply, RB, Series A (NPFGC),
5.00%, 7/01/14(b)	10,000	10,505,700

Illinois – 13.4%
City of Chicago Illinois Motor Fuel Tax, Refunding RB, Series A,
5.00%, 1/01/41	3,870	4,198,447
City of Chicago Illinois Sales Tax, RB, Series A (AGC),
5.00%, 1/01/38	8,310	8,665,169
Illinois Finance Authority, RB, Carle Foundation, Series A (AGM),
6.00%, 8/15/41	2,400	2,738,184
Illinois State Toll Highway Authority, RB, Series A,
5.00%, 1/01/38	7,720	8,484,126
Illinois State Toll Highway Authority, Refunding RB, Series B,
5.50%, 1/01/33	4,499	5,059,559
Metropolitan Pier & Exposition Authority, RB, McCormick Place Project, Series A,
5.00%, 6/15/42	14,294	15,493,211
Metropolitan Pier & Exposition Authority, Refunding RB, McCormick Place Project, Series B,
4.25%, 6/15/42(g)	9,000	9,153,270
State of Illinois, RB, Build Illinois, Series B,
5.25%, 6/15/34(g)	1,400	1,567,873

		55,359,839

Massachusetts – 3.4%
Massachusetts School Building Authority, RB, Series A (AGM),
5.00%, 8/15/15(b)	12,988	14,033,292

Michigan – 1.9%
Michigan Finance Authority, Refunding RB, Trinity Health,
5.00%, 12/01/39	7,300	7,931,231

Nevada – 1.7%
City of Las Vegas Nevada, GO, Limited Tax, Performing Arts Center,
6.00%, 4/01/39(g)	4,197	4,775,341
Clark County Water Reclamation District, GO, Series B,
5.75%, 7/01/34	2,024	2,448,142

		7,223,483

New Jersey – 0.5%
New Jersey Transportation Trust Fund Authority, RB, Transportation System, Series B,
5.25%, 6/15/36(g)	2,000	2,228,540

New York – 7.6%
Erie County Industrial Development Agency, RB, City School District of Buffalo Project, Series A (AGM),
5.75%, 5/01/28	4,494	5,145,936
Metropolitan Transportation Authority, RB, Series A (NPFGC),
5.00%, 11/15/31	7,002	7,745,703
New York City Water & Sewer System, Refunding RB, Second General Resolution, Series CC,
5.00%, 6/15/47	6,240	6,821,069
New York State Urban Development Corp., RB, State Personal Income Tax, Series A-1,
5.00%, 3/15/43	5,720	6,375,455
Triborough Bridge & Tunnel Authority, RB, Series A-2,
5.25%, 11/15/34(g)	4,500	5,206,005

		31,294,168

Ohio – 0.2%
State of Ohio Hospital Facilities, RB, Cleveland Clinic Health, Series B,
5.50%, 1/01/34	620	697,760

6	BLACKROCK MUNICIPAL INCOME QUALITY TRUST	MAY 31, 2013

Schedule of Investments (continued)	BlackRock Municipal Income Quality Trust (BYM)
(Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (f)	Par (000)	Value
Puerto Rico – 1.3%
Puerto Rico Sales Tax Financing Corp., RB, Series C,
5.25%, 8/01/40	$5,080	$5,441,633

South Carolina – 0.2%
South Carolina State Public Service Authority, RB, Santee Cooper, Series A,
5.50%, 1/01/38(g)	600	683,796

Texas – 1.8%
City of Houston Texas Airport Systems, Refunding RB, Senior Lien, Series A,
5.50%, 7/01/34	4,167	4,767,326
North East ISD Texas, GO, School Building, Series A (PSF-GTD),
5.00%, 8/01/37(g)	1,500	1,689,150
Tarrant County Cultural Education Facilities Finance Corp., RB, Baylor Health Care System Project, Series A,
5.00%, 11/15/38	719	786,087

		7,242,563

Utah – 1.3%
Utah Transit Authority, RB, Series A (AGM),
5.00%, 6/15/36	5,000	5,555,250

Virginia – 0.1%
Fairfax County IDA Virginia, Refunding RB, Health Care, Inova Health System, Series A,
5.50%, 5/15/35	400	451,996

Washington – 0.9%
Central Puget Sound Regional Transit Authority, RB, Series A (AGM),
5.00%, 11/01/32	3,494	3,890,420

Wisconsin – 0.7%
Wisconsin Health & Educational Facilities Authority, Refunding RB, Froedtert & Community Health Inc., Series C,
5.25%, 4/01/39	2,500	2,726,150

Total Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts – 57.2%		237,150,156

Total Long-Term Investments (Cost – $633,326,838) – 164.7%		682,510,626

Short-Term Securities	Shares
FFI Institutional Tax-Exempt Fund,
0.03%(h)(i)	3,489,788	3,489,788

Total Short-Term Securities (Cost – $3,489,788) – 0.9%		3,489,788

Total Investments (Cost – $636,816,626*) – 165.6%		686,000,414
Liabilities in Excess of Other Assets – (2.8%)		(11,384,717)
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable – (29.7%)		(123,064,090)
VMTP Shares, at Liquidation Value – (33.1%)		(137,200,000)

Net Assets Applicable to Common Shares – 100.0%		$414,351,607

*	As of May 31, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$497,016,769

Gross unrealized appreciation	68,457,176
Gross unrealized depreciation	(2,470,421)

Net unrealized appreciation	$65,986,755

Notes to Schedule of Investments

(a)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.

(b)	US government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(c)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(d)	Variable rate security. Rate shown is as of report date.

BLACKROCK MUNICIPAL INCOME QUALITY TRUST	MAY 31, 2013	7

Schedule of Investments (continued)	BlackRock Municipal Income Quality Trust (BYM)

(e)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Depreciation
Morgan Stanley	$13,351,000	$(192,000)

(f)	Securities represent bonds transferred to a TOB in exchange for which the Trust acquired residual interest certificates. These securities serve as collateral in a financing transaction.

(g)	All or a portion of security is subject to a recourse agreement, which may require the Trust to pay the liquidity provider in the event there is a shortfall between the TOB trust certificates and proceeds received from the sale of the security contributed to the TOB trust. In the case of a shortfall, the aggregate maximum potential amount the Trust could ultimately be required to pay under the agreements, which expire from February 1, 2016 to December 1, 2029, is $19,170,253.

(h)	Investments in issuers considered to be an affiliate of the Trust during the period ended May 31, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at August 31, 2012	Net Activity	Shares Held at May 31, 2013	Income
FFI Institutional Tax-Exempt Fund	4,404,456	(914,668)	3,489,788	$574

(i)	Represents the current yield as of report date.

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:	AGC	Assured Guarantee Corp.	Fannie Mae	Federal National Mortgage Association
	AGM	Assured Guaranty Municipal Corp.	Freddie Mac	Federal Home Loan Mortgage Corporation
	AMBAC	American Municipal Bond Assurance Corp.	GARB	General Airport Revenue Bond
	ARB	Airport Revenue Bonds	Ginnie Mae	Government National Mortgage Association
	BARB	Building Aid Revenue Bonds	GO	General Obligation Bonds
	BHAC	Berkshire Hathaway Assurance Corp.	IDA	Industrial Development Authority
	CAB	Capital Appreciation Bonds	ISD	Independent School District
	COP	Certificates of Participation	MRB	Mortgage Revenue Bond
	EDA	Economic Development Authority	NPFGC	National Public Finance Guarantee Corp.
	ERB	Education Revenue Bonds	PSF-GTD	Public School Fund Guaranteed
			RB	Revenue Bonds

8	BLACKROCK MUNICIPAL INCOME QUALITY TRUST	MAY 31, 2013

Schedule of Investments (continued)	BlackRock Municipal Income Quality Trust (BYM)

•	Financial futures contracts as of May 31, 2013 were as follows:

Contracts Sold	Issue	Exchange	Expiration	Notional Value	Unrealized Appreciation
(205)	10-Year US Treasury Note	Chicago Board of Trade	September 2013	$26,489,844	$244,745

•

Fair Value Measurements – Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 – other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, please refer to the Trust’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy as of May 31, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	–	$682,510,626	–	$682,510,626
Short-Term Securities	$3,489,788	–	–	3,489,788

Total	$3,489,788	$682,510,626	–	$686,000,414

[1] See above Schedule of Investments for values in each state or political subdivision.
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Assets:
Interest rate contracts	$244,745	–	–	$244,745

[2]	Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

BLACKROCK MUNICIPAL INCOME QUALITY TRUST	MAY 31, 2013	9

Schedule of Investments (concluded)	BlackRock Municipal Income Quality Trust (BYM)

Certain of the Trust’s assets and liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of May 31, 2013, such assets and liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for financial futures contracts	$271,000	–	–	$271,000
Liabilities:
TOB trust certificates	–	$(122,996,890)	–	(122,996,890)
VMTP shares	–	(137,200,000)	–	(137,200,000)

Total	$271,000	$(260,196,890)	–	$(259,925,890)

There were no transfers between levels during the period ended May 31, 2013.

10	BLACKROCK MUNICIPAL INCOME QUALITY TRUST	MAY 31, 2013

Item 2	–	Controls and Procedures

2(a)	–	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b)	–	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3	–	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Municipal Income Quality Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Municipal Income Quality Trust

Date: July 25, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Municipal Income Quality Trust

Date: July 25, 2013

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of BlackRock Municipal Income Quality Trust

Date: July 25, 2013